Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Voyage revenues (notes 6 and 10a)	$ 146,577	$ 148,935	$ 448,148	$ 437,027
Voyage expenses	(7,221)	(3,950)	(20,764)	(11,596)
Vessel operating expenses	(30,426)	(30,642)	(93,051)	(85,153)
Time-charter hire expenses	(5,665)	(5,980)	(17,382)	(17,270)
Depreciation and amortization	(33,002)	(32,601)	(97,253)	(96,869)
General and administrative expenses	(12,619)	(6,165)	(26,707)	(20,215)
Asset Impairment Charges	0	0	0	(45,000)
Income (loss) from vessel operations	57,644	69,597	192,991	160,924
Equity income (notes 7 and 10a)	39,238	24,346	105,694	56,874
Interest expense	(29,513)	(30,528)	(89,249)	(102,375)
Interest income (note 7)	1,315	1,406	4,623	5,473
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)	101	(1,327)	3,849	(30,314)
Foreign currency exchange gain (loss) (notes 8 and 11)	2,767	(7,853)	6,884	(14,738)
Other income (expense) (note 3b)	1,000	(14,149)	(3,857)	(15,189)
Net income before income tax expense	72,552	41,492	220,935	60,655
Income tax expense (note 9)	(2,226)	(1,420)	(3,264)	(2,128)
Net income	70,326	40,072	217,671	58,527
Preferred unitholders' interest in comprehensive income	6,425	6,425	19,275	19,275
General partner's interest in net income	1,062	595	3,311	519
Limited partners’ interest in net income	$ 59,487	$ 33,255	$ 185,267	$ 32,421
Limited partners’ interest in net income per common unit (note 13):
Basic (usd per unit)	$ 0.68	$ 0.38	$ 2.13	$ 0.40
Diluted (usd per unit)	$ 0.68	$ 0.38	$ 2.12	$ 0.39
Weighted-average number of common units outstanding (note 13):
Basic (units)	87,120,897	86,951,234	87,081,753	82,010,753
Diluted (units)	87,232,991	87,041,046	87,218,410	82,109,826
Non- controlling Interest
Income Statement [Abstract]
Net income	$ 3,352	$ (203)
Non-controlling interest in net income (loss)	3,352	(203)	$ 9,818	$ 6,312
Non-controlling interest in net income (loss)	$ (3,352)	$ 203	$ (9,818)	$ (6,312)